Net Income - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Loss on disposal of property, plant and equipment	$ (17)	$ (1)	$ 0	$ (5)
Impairment loss on property, plant and equipment	0	0	(299)	0
Reversal of impairment loss / (impairment loss) on investment properties	139	4	(336)	107
Impairment loss	0	0	0	(9)
Other income and expenses	$ 122	$ 3	$ (635)	$ 93